Financial Income / Expenses - Schedule of Financial Income / Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Financial Costs
Interest expense	$ (654,611)	$ (92,021)	$ (1,194,386)	$ (179,235)
Lease Liability Interest	(9,409)	(11,369)	(19,804)	(17,471)
Total Financial Costs	(664,020)	(103,390)	(1,214,190)	(196,706)
Other financial results
Interest income (Shareholders’ loan)	346,513	346,513	693,026	693,026
Inflation adjustment	32,639	355,965	145,944	892,143
Change in warrants	162,206	145,541	273,306	643,269
Exchange rate gains / (losses)	96,366	(1,199,317)	182,218	(2,120,215)
Investment results	46,086	231,104	84,225	335,263
Other	(75,290)	(2,878)	(52,626)	(11,621)
Total Other financial results	608,520	(123,072)	1,326,093	431,865
Total net financial income / (expense)	$ (55,500)	$ (226,462)	$ 111,903	$ 235,159